CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 35,389	$ 28,565	$ 4,818
Accounts receivable, net of allowance for doubtful accounts	3,280	2,958	2,398
Deferred transaction costs	0	2,840	0
Prepaid expenses and other current assets	7,318	1,347	1,608
Restricted cash	37,224	130	116
Total current assets	83,211	35,840	8,940
Property, equipment, and software, net	1,035	313	523
Total assets	84,246	36,153	9,463
Current liabilities
Accounts payable	2,875	3,048	1,599
Accrued expenses and other current liabilities	3,898	8,325	3,565
Related party payables		0	645
Deferred revenue	2,566	1,975	1,585
Convertible promissory notes, net	0	31,377	0
Forward share purchase agreements derivative liability	7,452	0
Total current liabilities	16,791	44,725	7,394
Non-current liabilities
Convertible promissory notes, net	28,461	0
Total non-current liabilities	82,491	0
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock	0	1
Preferred stock		2	2
Common stock	4	3
Common stock		8	8
Additional paid-in capital	74,106	61,194
Additional paid-in capital		61,188	59,805
Accumulated deficit	(89,146)	(69,770)	(57,746)
Total stockholders' equity (deficit)	(15,036)	(8,572)	2,069
Total liabilities and stockholders' equity (deficit)	84,246	36,153	$ 9,463
Private warrants derivative liability
Non-current liabilities
Derivative liability	7,989	0
Escrow shares derivative liability
Non-current liabilities
Derivative liability	10,129	0
Shareholder earn-out rights derivative liability
Non-current liabilities
Derivative liability	$ 35,912	$ 0